Commitments and Contingencies (Details) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended		6 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Purchase a piece of land for the construction of office building	Jan. 31, 2013 Purchase a piece of land for the construction of office building	Jul. 31, 2012 Purchase a piece of land for the construction of office building	Dec. 31, 2012 Purchase a piece of land for the construction of office building item
Commitments and Contingencies
Rental expense of operating lease	$ 17,400,000	$ 11,700,000	$ 8,400,000
Operating leases commitment
Total	18,405,000
Less than One Year	12,788,000
One to Three Years	5,275,000
Three to Five Years	342,000
More than Five Years	0
Purchase commitments
Amount of purchase commitments				14,100,000		35,300,000
Number of installments paid							2
Amount of purchase commitments paid					14,100,000		21,200,000
Purchase commitments
Total	110,073,000
Less than One Year	85,754,000			14,100,000			14,100,000
One to Three Years	23,282,000
Three to Five Years	522,000
More than Five Years	$ 515,000
Loss contingencies
Number of claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, are likely to have, a material change on the Company's financial position results of operations or cash flow	0